Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade Payables

	As of December 31,
in CHF thousands	2022	2021
Trade payables	(3,867)	(824)
Total	(3,867)	(824)